Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
AAMA Equity Fund
Shareholder Report [Line Items]
Fund Name	AAMA Equity Fund
Class Name	AAMA Equity Fund
Trading Symbol	AMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Material Change Date	Dec. 31, 2024
Net Assets	$ 394,863,289
Advisory Fees Paid, Amount	$ 2,007,997
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$394,863,289
Number of Portfolio Holdings	45
Advisory Fee	$2,007,997
Portfolio Turnover	0%

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	11.7%
iShares Core S&P 500 ETF	10.3%
U.S. Treasury Bill, 4.267%, due 02/13/25	5.0%
Microsoft Corporation	3.5%
Alphabet, Inc. - Class A	3.3%
T-Mobile US, Inc.	3.1%
Amazon.com, Inc.	3.0%
Visa, Inc. - Class A	3.0%
Apple, Inc.	3.0%
Grainger (W.W.), Inc.	2.7%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended December 31, 2024.
AAMA Income Fund
Shareholder Report [Line Items]
Fund Name	AAMA Income Fund
Class Name	AAMA Income Fund
Trading Symbol	AMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Material Change Date	Dec. 31, 2024
Net Assets	$ 139,350,094
Advisory Fees Paid, Amount	$ 426,208
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$139,350,094
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$426,208
Portfolio Turnover	16%

Holdings [Text Block]
Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill, 4.294%, due 01/30/25	21.5%
U.S. Treasury Notes, 4.625%, due 11/15/26	10.8%
U.S. Treasury Bill, 4.255%, due 02/20/25	10.7%
U.S. Treasury Bill, 4.294%, due 05/15/25	10.6%
Federal National Mortgage Association, 2.125%, due 04/24/26	8.0%
U.S. Treasury Notes, 0.500%, due 04/30/27	6.6%
U.S. Treasury Notes, 1.125%, due 02/29/28	6.5%
Federal National Mortgage Association, 0.750%, due 10/8/27	3.9%
Federal Farm Credit Bank, 1.750%, due 02/25/25	3.6%
Federal National Mortgage Association, 0.625%, due 04/22/25	3.5%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended December 31, 2024.